Mineral Stream Interests - Additional Information (Detail) $ in Thousands, MillionTonnesPerAnnum in Millions							12 Months Ended
		Dec. 13, 2021 USD ($) oz	Nov. 15, 2021 USD ($) oz	Jun. 30, 2021 MillionTonnesPerAnnum	Mar. 24, 2021 USD ($) oz	Dec. 11, 2020 oz	Dec. 31, 2021 USD ($) oz	Dec. 31, 2020	Feb. 28, 2022 USD ($)	Dec. 23, 2021 USD ($)	May 10, 2021 oz	Apr. 21, 2021 USD ($)	Apr. 15, 2021 USD ($)	Feb. 19, 2021 USD ($)	Nov. 05, 2020 USD ($) oz
Disclosure Of Mineral Stream Interests [line items]
Upfront cash consideration paid	[1]						$ 34,000
Upfront cash consideration to be paid	[1],[2]						$ 324,500
Marmato [member]
Disclosure Of Mineral Stream Interests [line items]
Upfront cash consideration paid									$ 4,000				$ 34,000
Santo Domingo [Member]
Disclosure Of Mineral Stream Interests [line items]
Upfront cash consideration paid												$ 30,000
Constancia [member] | Bottom of range [member]
Disclosure Of Mineral Stream Interests [line items]
Fixed rate gold recoveries											55.00%
Constancia [member] | Top of range [member]
Disclosure Of Mineral Stream Interests [line items]
Fixed rate gold recoveries											70.00%
Silver [member] | Marmato [member]
Disclosure Of Mineral Stream Interests [line items]
Percentage of production to be purchased							100.00%								100.00%
Percentage of metal production at the mine which WPM is entitled to after step down							50.00%								50.00%
Number of silver ounces delivered | oz															2,150,000
Per ounce cash payment as a percentage of the spot price of metal delivered after upfront deposit reduced to NIL							22.00%
Per ounce cash payment as a percentage of the per ounce price received related to metal delivered							18.00%	18.00%
Silver [member] | Cozamin [member]
Disclosure Of Mineral Stream Interests [line items]
Percentage of production to be purchased						50.00%	50.00%
Upfront cash consideration paid														$ 150,000
Percentage of metal production at the mine which WPM is entitled to after step down						33.00%	33.00%
Number of silver ounces delivered | oz						10,000,000	10,000,000
Per ounce cash payment as a percentage of the per ounce price received related to metal delivered						10.00%	10.00%
Silver [member] | Santo Domingo [Member]
Disclosure Of Mineral Stream Interests [line items]
Percentage of production to be purchased							0.00%
Silver [member] | Fenix Gold [Member]
Disclosure Of Mineral Stream Interests [line items]
Upfront cash consideration to be paid			$ 50,000
Silver [member] | Blackwater [Member]
Disclosure Of Mineral Stream Interests [line items]
Percentage of production to be purchased		50.00%
Percentage of metal production at the mine which WPM is entitled to after step down		33.00%
Percentage of spot price of metal thereafter		22.00%
Number of silver ounces delivered | oz		17,800,000
Upfront cash consideration to be paid		$ 141,000					$ 141,000
Per ounce cash payment as a percentage of the per ounce price received related to metal delivered		18.00%
Silver [member] | Constancia [member]
Disclosure Of Mineral Stream Interests [line items]
Percentage of production to be purchased							100.00%
Gold [member] | Marmato [member]
Disclosure Of Mineral Stream Interests [line items]
Percentage of production to be purchased							6.50%								6.50%
Percentage of metal production at the mine which WPM is entitled to after step down							3.25%								3.25%
Per ounce cash payment as a percentage of the spot price of metal delivered after upfront deposit reduced to NIL							22.00%								22.00%
Per ounce cash payment as a percentage of the per ounce price received related to metal delivered							18.00%
Gold ounces to be delivered before entitlement step down takes effect | oz															190,000
Gold [member] | Cozamin [member]
Disclosure Of Mineral Stream Interests [line items]
Percentage of production to be purchased							0.00%
Gold [member] | Santo Domingo [Member]
Disclosure Of Mineral Stream Interests [line items]
Percentage of production to be purchased					100.00%		100.00%
Upfront cash consideration paid					$ 30,000							$ 30,000
Percentage of metal production at the mine which WPM is entitled to after step down					67.00%
Per ounce cash payment as a percentage of the spot price of metal delivered after upfront deposit reduced to NIL					22.00%
Upfront cash consideration to be paid					$ 290,000
Per ounce cash payment as a percentage of the per ounce price received related to metal delivered					18.00%		18.00%
Gold ounces to be delivered before entitlement step down takes effect | oz					285,000
Gold [member] | Fenix Gold [Member]
Disclosure Of Mineral Stream Interests [line items]
Upfront cash consideration paid			$ 50,000
Percentage of metal production at the mine which WPM is entitled to after step down			3.50%
Per ounce cash payment as a percentage of the spot price of metal delivered after upfront deposit reduced to NIL			22.00%
Upfront cash consideration to be paid			$ 25,000
Per ounce cash payment as a percentage of the per ounce price received related to metal delivered			18.00%
Percentage Of Production To Be Acquired			6.00%
Number Of Gold Ounces To Be Delivered Before First Step Down In Entitlement Percentage | oz			90,000
Percentage of production to be acquired			4.00%
Number Of Gold Ounces To Be Delivered Before Second Step Down In Entitlement Percentage | oz			140,000
Upfront Cash Consideration To Be Payable Subject To Receipt Of Environmental Impact Assessment			$ 25,000
Gold [member] | Blackwater [Member]
Disclosure Of Mineral Stream Interests [line items]
Percentage of production to be purchased		8.00%
Percentage of metal production at the mine which WPM is entitled to after step down		4.00%
Per ounce cash payment as a percentage of the spot price of metal delivered after upfront deposit reduced to NIL		35.00%
Gold ounces to be delivered before entitlement step down takes effect | oz		279,908
Amount paid for the stream		$ 300,000
Gold [member] | Constancia [member]
Disclosure Of Mineral Stream Interests [line items]
Percentage of production to be purchased							50.00%
Upfront cash consideration paid										$ 4,000
Gold penalty for failure to mine minimum tonnes cancelled | oz											8,020
Minimum processed tonnage required before additional cash consideration due | MillionTonnesPerAnnum				4
Gold And Silver [Member] | Marmato [member]
Disclosure Of Mineral Stream Interests [line items]
Cash consideration to be paid once mining contract extended															$ 34,000
Upfront cash consideration to be paid															110,000
Cash consideration to be paid six months thereafter															$ 4,000

[1]	Expressed in thousands of United States dollars; excludes closing costs and capitalized interest, where applicable.
[2]	Please refer to Note 28 for details of when the remaining upfront consideration to be paid becomes due.